Financial Instruments and Fair Value Disclosures	6 Months Ended
Jun. 30, 2025
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
14.	Financial Instruments and Fair Value Disclosures:

The principal financial assets of the Company consist of cash at banks, trade accounts receivable, accrued charter revenue, investments in equity securities, equity investments, equity method investments, an investment in related party, derivative assets and amounts due from related party/(ies). The principal financial liabilities of the Company consist of accounts payable, accrued liabilities, amounts due to related party/(ies), derivative liabilities and long-term debt.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents, accounts receivable trade, net, amounts due from/to related party/(ies), accrued charter revenue and accounts payable: The carrying values reported in the accompanying unaudited condensed consolidated balance sheets for those financial instruments are reasonable estimates of their fair values due to their short-term maturity nature. Cash and cash equivalents, are considered Level 1 items as they represent liquid assets with short term maturities.

Investment in equity securities: The carrying value reported in the accompanying unaudited condensed consolidated balance sheets for this financial instrument represents its fair value and is considered Level 1 item of the fair value hierarchy as it is determined though quoted prices in an active market.

Equity investments: The Company, though its majority owned subsidiary MPC Capital, holds minority interests in entities that invest in vessels and renewable energy assets. If a quoted market price in active market is not available, generally, net asset value (“NAV”) is applied if applicable as permitted under ASC 820. The NAV is determined based on third-party valuations of the underlying assets. These valuations typically employ income-based and market-based approaches, depending on the asset type. These investments are generally illiquid and the Company has no redemption rights. A sale of the investments is considered unlikely. While there is no active market for the Company’s ownership interests and NAV may not be immediately realizable through sale of the shares, it is expected that the proceeds from the eventual sale of the underlying assets held by the investee entities will approximate the NAV attributed to the Company’s ownership interest. Given the absence of changes in market conditions or other relevant factors, the fair value of the investment as of June 30, 2025, is considered to be equal to its carrying amount. No gains or losses were recognized during the period.

Long-term debt: The credit facility discussed in Note 11, has a recorded value which is a reasonable estimate of their fair value due to their variable interest rate and are thus considered Level 2 items in accordance with the fair value hierarchy as EURIBOR and SOFR rates are observable at commonly quoted intervals for the full terms of the loans. Due to a variable interest rate, the Company is exposed to interest rate movements.  However, expected future interest rates movement would not materially affect the Company’s unaudited interim consolidated financial statements.

Investment in related party: Investments in related party is initially measured at fair value which is deemed to be the cost and subsequently assessed for the existence of any observable market for the Series A Preferred Shares and any observable price changes for identical or similar investments and the existence of any indications for impairment. As per the Company’s assessment no such case was identified as at June 30, 2025.

Derivative contracts – recurring measurements
The company enters in forward and options agreement to hedge against foreign currency risks. As of June 30, 2025, foreign currency derivatives can be analyzed as follows:

	Derivatives assets (current)		Derivatives liabilities (current)
	Fair value	Nominal value	Fair value	Nominal value
Hedge accounting	$439,516	$6,445,061	$—	$—
Economic hedging	1,308,675	27,166,541	871,779	21,803,404
Total	$1,748,191	$33,611,602	$871,779	$21,803,404

All of the derivative assets and liabilities are measured at fair value classified in Level 2 within the fair value hierarchy. Economic hedging refers to the use of derivatives to mitigate risk without applying hedge accounting. The amount reported in accumulated other comprehensive income at the reporting date will be reclassified into earnings within the next 12 months.

Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition.